Geographic and Other Information (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Revenue and Non-current Assets by Geography

The following is a summary of sales by region based on the location of the customers for the years ended December 31, 2016, 2017 and 2018.

(a)	Revenue by geography

(In millions of won)
Region	2016		2017	2018
Domestic	~~W~~	1,825,191	1,996,183	1,589,452
Foreign
China		18,367,767	18,090,974	15,242,533
Asia (excluding China)		2,148,676	2,383,390	2,481,112
United States		2,053,317	2,724,714	2,462,918
Europe (excluding Poland)		983,672	1,433,126	1,496,138
Poland		1,125,451	1,161,829	1,064,418

		24,678,883	25,794,033	22,747,119

	~~W~~	26,504,074	27,790,216	24,336,571

(b)	Non-current assets by geography

(In millions of won)
Region	December 31, 2017			December 31, 2018
	Property, plant and equipment		Intangible assets	Property, plant and equipment	Intangible assets
Domestic	~~W~~	12,487,111	731,373	14,984,688	816,808
Foreign
China		2,929,739	17,244	5,049,216	12,332
Others		785,110	164,204	1,566,226	158,502

	~~W~~	3,714,849	181,448	6,615,442	170,834

	~~W~~	16,201,960	912,821	21,600,130	987,642

Revenue by Product and Services
(c)	Revenue by product and services

(In millions of won)
Product	2016		2017	2018
Panels for:
Televisions	~~W~~	10,132,520	11,717,982	9,727,260
Desktop monitors		4,035,195	4,393,482	4,040,025
Tablet products		2,695,808	2,369,634	1,990,766
Notebook computers		2,383,532	2,244,088	2,836,888
Mobile and others		7,257,019	7,065,030	5,741,632

	~~W~~	26,504,074	27,790,216	24,336,571